Derivative Liabilities	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Note 10 - Derivative Liabilities

As discussed in Note 8 under Convertible Notes Payable, the Company issued debts that consist of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable could exceed the Company’s authorized share limit, the equity environment is tainted and all additional convertible debentures and warrants are included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the variable conversion option and warrants and shares to be issued were recorded as derivative liabilities on the issuance date.

The fair values of the Company’s derivative liabilities were estimated at the issuance date and are revalued at each subsequent reporting date, using a lattice model. The Company recognized current derivative liabilities of $2,255,781 and $221,822 at December 31, 2017 and 2016, respectively. The change in fair value of the derivative liabilities resulted in a loss of $2,115,986 and a loss of $26,048 for the years ended December 31, 2017 and 2016, respectively, which has been reported within other expense in the statements of operations. The loss of $2,115,986 for the year ended December 31, 2017 consisted of a loss of $7,103,444 attributable to the fair value of warrants, a gain of $3,766,437 due to the subsequent exchange of the warrants, a net loss in market value of $4,767 on the convertible notes and a net gain of $1,225,788 in market value of the warrants. The loss of $26,048 for the year ended December 31, 2016 consisted of a loss of $12,232 due to the value in excess of the face value of the convertible notes and a net loss in market value of $13,816 on the convertible notes.

The following is a summary of changes in the fair market value of the derivative liability during the years ended December 31, 2017 and 2016, respectively:

Derivative
Liability
Total
Balance, December 31, 2015	$150,076
Increase in derivative value due to issuances of convertible promissory notes	583,415
Change in fair market value of derivative liabilities due to the mark to market adjustment	13,816
Debt conversions	(525,485)
Balance, December 31, 2016	$221,822
Increase in derivative value due to issuances of convertible promissory notes	221,515
Increase in derivative value attributable to tainted warrants	7,103,444
Decrease in derivative value attributable to exchange of warrants	(3,766,437)
Change in fair market value of derivative liabilities due to the mark to market adjustment	(1,221,021)
Debt conversions	(303,542)
Balance, December 31, 2017	$2,255,781

Key inputs and assumptions used to value the convertible debentures and warrants issued during the years ended December 31, 2017 and 2016:

·	Stock price ranging from $0.0081 to $0.0035 during these periods would fluctuate with projected volatility.

·	The notes convert with variable conversion prices and fixed conversion prices (tainted notes).

·	An event of default would occur -0-% of the time, increasing 2% per month to a maximum of 10%.

·	The projected annual volatility curve for each valuation period was based on the historical annual volatility of the company in the range of 141% - 232%.

·	The Company would redeem the notes -0-% of the time, increasing 1% per month to a maximum of 5%.

·	All notes are assumed to be extended at maturity by 2 years – the time required to convert out this volume of stock.

·	The holders of the securities would automatically convert midway through to maturity on a monthly basis based on ownership and trading volume limitations.

·	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.

·	The monthly trading volume would average $1,120,620 to $1,441,388 and would increase at 1% per month.